CONSOLIDATED STATEMENT OF CASH FLOWS - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Generated from Operations
Net (Loss)/Income	CAD (1,140)	CAD 1,993	CAD 1,911
Depreciation and amortization	1,765	1,611	1,485
Asset impairment charges (Note 7)	3,745	0	0
Deferred income taxes (Note 15)	(102)	686	568
Income from equity investments (Note 8)	(440)	(522)	(597)
Distributed earnings received from equity investments (Note 8)	576	579	605
Employee post-retirement benefits expense, net of funding (Note 22)	44	37	50
Loss/(gain) on assets held for sale/sold (Notes 6 and 25)	125	(117)	0
Equity allowance for funds used during construction	(165)	(95)	(19)
Unrealized losses/(gains) on financial instruments	58	74	(35)
Other	47	22	32
Increase in operating working capital (Note 24)	(398)	(189)	(326)
Net cash provided by operations	4,115	4,079	3,674
Investing Activities
Capital expenditures (Note 4)	(3,918)	(3,489)	(4,264)
Capital projects in development (Note 4)	(511)	(848)	(488)
Contributions to equity investments (Note 8)	(493)	(256)	(163)
Acquisitions, net of cash acquired (Note 25)	(236)	(241)	(216)
Proceeds from sale of assets, net of transaction costs (Note 25)	0	196	0
Distributions in excess of equity earnings (Note 8)	226	159	128
Deferred amounts and other	322	335	(117)
Net cash used in investing activities	(4,610)	(4,144)	(5,120)
Financing Activities
Notes payable (repaid)/issued, net	(1,382)	544	(492)
Long-term debt issued, net of issue costs	5,045	1,403	4,253
Long-term debt repaid	(2,105)	(1,069)	(1,286)
Junior subordinated notes issued, net of issue costs	917	0	0
Dividends on common shares	(1,446)	(1,345)	(1,285)
Dividends on preferred shares	(92)	(94)	(71)
Distributions paid to non-controlling interests	(224)	(178)	(166)
Common shares issued	27	47	72
Common shares repurchased (Note 19)	(294)	0	0
Preferred shares issued, net of issue costs (Note 20)	243	440	585
Partnership units of subsidiary issued, net of issue costs	55	79	384
Preferred shares of subsidiary redeemed (Note 18)	0	(200)	(200)
Net cash provided by/(used in) financing activities	744	(373)	1,794
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	112	0	28
Increase/(Decrease) in Cash and Cash Equivalents	361	(438)	376
Cash and Cash Equivalents, Beginning of year	489	927	551
Cash and Cash Equivalents, End of year	CAD 850	CAD 489	CAD 927